UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21386

Dreyfus Premier Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	12/31/04

FORM N-Q

Item 1. Schedule of Investments.

Bear Stearns Prime Money Market
Statement of Investments
December 31, 2004 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 18.8%	Amount ($)	Value ($)

Barclays Bank PLC (Yankee)
2.45%, 3/21/2005	50,000,000	50,000,000
BNP Paribas (Yankee)
2.35%, 2/11/2005	50,000,000	50,000,000
Citibank N.A. (Domestic)
2.40%, 3/10/2005	50,000,000	50,000,000
Credit Agricole Indo NY (London)
1.52%, 4/18/2005	12,000,000	12,000,000
Natexis Banques Populares (Yankee)
2.36%, 2/11/2005	50,000,000	50,000,000
Societe Generale
2.36%, 3/24/2005	11,000,000 a	10,999,932
UBS AG (Yankee)
1.15%, 1/7/2005	8,000,000	8,000,339
Total Negotiable Bank Certificates of Deposit
(cost $231,000,271)		231,000,271

Commercial Paper - 31.9%

Amsterdam Funding Corp.
2.34%, 2/10/2005	50,000,000 b	49,870,556
Atlantis One Funding Corp.
1.93%, 2/16/2005	50,000,000 b	49,877,972
DEPFA Bank PLC
2.34%, 2/7/2005	50,000,000	49,880,264
Deutsche Financial LLC Inc.
2.25%, 1/3/2005	50,000,000	49,993,750
General Electric Capital Service
2.28%, 2/3/2005	50,000,000	49,895,958
Harrier Finance Funding
2.18%, 4/14/2005	20,000,000 b	19,876,400
Mane Funding Corp.
2.35%, 2/7/2005	22,000,000 b	21,947,090
Pace (Premier Asset Collateralized Entity)
2.46%, 3/21/2005	50,000,000	49,732,278
UBS Finance (Delaware) LLC
2.23%, 1/3/2005	50,000,000	49,993,806
Total Commercial Paper
(cost $391,068,074)		391,068,074

Corporate Notes - 10.1%

American Express Centurion Bank
2.34%, 1/12/2005	15,500,000 a	15,500,000
Bank One N.A.
2.36%, 1/28/2005	8,000,000 a	8,000,477
General Electric Capital Corp.
2.13% - 2.51%, 2/3/2005 - 5/17/2005	27,650,000 a	27,654,606
Harrier Finance Funding
2.38%, 11/15/2005	25,000,000 a	24,997,430
Lehman Brothers Holdings Inc.
2.38%, 5/16/2005	6,000,000 a	6,000,000
Sigma Finance Inc.
2.33%, 10/17/2005	30,000,000 a, b	29,992,913
Westpac Capital Corp.

2.04%, 4/25/2005	12,000,000 a	12,001,116
Total Corporate Notes
(cost $124,146,542)		124,146,542

Promissory Notes - 4.1%

Goldman Sachs Group Inc.
2.08%, 3/8/2005		50,000,000
(cost $50,000,000)	50,000,000 c	50,000,000

U.S. Government Agencies - 9.4%

Federal Home Loan Banks, Floating Rate Notes
2.31%, 4/11/2006	50,000,000 a	49,961,762
Federal Home Loan Banks, Floating Rate Notes
1.27% - 1.43%, 2/23/2005 - 4/29/2005	40,500,000	40,500,000
Federal National Mortgage Association, Floating Rate Notes
1.37% - 1.57%, 2/25/2005 - 5/13/2005	25,000,000	25,000,000
Total U.S. Government Agencies
(cost $115,461,762)		115,461,762

Time Deposits - 25.7%

Chase Manhattan Bank USA (Grand Cayman)
2.25%, 1/3/2005	50,000,000	50,000,000
Manufacturers & Traders Trust Co. (Grand Cayman)
2.25%, 1/3/2005	50,000,000	50,000,000
M&I Marshall & Isley Bank (Grand Cayman)
2.00%, 1/3/2005	50,000,000	50,000,000
National City Bank (Grand Cayman)
1.75%, 1/3/2005	55,000,000	55,000,000
State Street Bank & Trust Co. (Grand Cayman)
1.75%, 1/3/2005	55,000,000	55,000,000
U.S. Bank N.A. (Grand Cayman)
1.50%, 1/3/2005	55,000,000	55,000,000
Total Time Deposits
(cost $315,000,000)		315,000,000

Total Investments (cost $1,226,676,649)	100.0%	1,226,676,649
Liabilities, Less Cash and Receivables	(0.0)%	(422,119)
Net Assets	100.0%	1,226,254,530

a Variable interest rate - subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $171,564,931 or 14% of net assets. These securities have been determined to be liquid by the Fund's Board.
c These notes were acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public resale.
These securities were acquired on 9/9/2004 at a cost of $50,000,000. At December 31, 2004, the aggregate value of these securities was $50,000,000 or 4.1% of net assets and are valued at amortized cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Dreyfus Premier Alpha Growth Fund

STATEMENT OF INVESTMENTS
December 31, 2004 (Unaudited)

Common Stocks--	98.3%	Shares		Value ($)

Consumer Discretionary--	19.4%
Bed Bath & Beyond		103,245	a	4,112,248
Ford Motor		266,126		3,896,085
General Motors		81,755	b	3,275,105
International Game Technology		121,553		4,178,992
Koninklijke (Royal) Philips Electronics (New York Shares)		143,105		3,792,283
Lennar, Cl. A		92,746		5,256,843
Lowe's Cos.		78,920	b	4,545,003
NIKE, Cl. B		65,092		5,903,193
Staples		173,583		5,851,483
Starbucks		130,534	a	8,140,100
Volvo AB, ADR		137,353	b	5,446,046
				54,397,381

Energy--	2.0%
Petroleo Brasileiro, S.A.-Petrobras, ADR		128,370		5,106,559

Financials--	11.6%
Capital One Financial		69,131		5,821,522
Countrywide Financial		177,417		6,566,203
Golden West Financial		84,910		5,215,172
New York Community Bancorp		156,426	b	3,217,683
Sovereign Bancorp		182,060		4,105,453
Synovus Financial		153,600		4,389,888
				29,315,921

Health Care--	3.9%
Stryker		101,058	b	4,876,048
Zimmer Holdings		63,580	a	5,094,030
				9,970,078

Industrials--	14.4%
American Power Conversion		174,498		3,734,257
Apollo Group, Cl. A		60,948	a	4,919,113
Caterpillar		52,378		5,107,379
Eaton		79,878		5,779,972
Ingersoll-Rand, Cl. A		66,708		5,356,652
PACCAR		75,700	b	6,092,336
				30,989,709

Information Technology--	20.8%
Affiliated Computer Services, Cl. A		76,195 a	4,586,177
Cisco Systems		174,247 a	3,362,967
Flextronics International		276,420 a,b	3,820,124
Lucent Technologies		1,337,797 a	5,030,117
Nortel Networks		921,906 a	3,217,452
QUALCOMM		162,534	6,891,442
Symantec		241,793 a	6,228,588
Telefonaktiebolaget LM Ericsson, ADR		230,804 a	7,268,018
Xerox		311,440 a,b	5,297,594
Yahoo!		185,895 a,b	7,004,524
			52,707,003

Materials--	14.4%
AngloGold Ashanti, ADR		94,462	3,433,694
BHP Billiton, ADR		234,020	5,621,160
Freeport-McMoRan Copper & Gold, Cl. B		101,324	3,873,617
Georgia-Pacific		141,894	5,318,187
Inco		109,599 a	4,031,051
Newmont Mining		90,092	4,000,986
Phelps Dodge		57,425 b	5,680,481
Placer Dome		235,044	4,432,930
			36,392,106

Semiconductor Equipment--	10.0%
Altera		190,133 a	3,935,753
Analog Devices		90,627	3,345,949
Intel		133,315	3,118,238
Linear Technology		100,820	3,907,783
Maxim Integrated Products		83,966	3,559,319
National Semiconductor		216,776 a	3,891,129
Texas Instruments		144,721	3,563,031
			25,321,202

Telecommunication Services--	1.8%
Nextel Communications, Cl. A		151,381 a	4,541,430

Total Common Stocks
(cost $220,750,864)			248,741,389

Other Investments	1.2%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,964,000)		2,964,000 c	2,964,000

Investment of Cash Collateral for Securities Loaned	3.8%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $9,699,227)	9,699,227 c	9,699,227

Total Investments
(cost $233,414,091)	103.3%	261,404,616

Liabillities, Less Cash and Receivables	(3.3%)	(8,324,648)

Net Assets	103.3%	253,079,968

ADR-American Depositary Receipts.
a Non-income producing.
b All or a portion of these securities are on loan. At December 31, 2004, the total market value of the fund's securities on loan is $9,350,131 and the total market value of the collateral held by the fund is $9,699,227.
c Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Dreyfus Premier S&P Stars Opportunities Fund

Statement of Investments December 31, 2004 (Unaudited)

Common Stocks--98.0%	Shares	Value($)

Consumer Discretionary--20.7%
Aeropostale	35000 a	1,030,050
Best Buy	10,000 a	594,200
Black & Decker	16,000	1,413,280
Chico's FAS	23,000 a	1,047,190
Coach	22,500 a	1,269,000
Guitar Center	25,000 a	1,317,250
La Quinta	110,000 a	999,900
Neiman Marcus Group, Cl. A	16,500	1,180,410
Quiksilver	40,000 a	1,191,600
		10,042,880
Consumer Staples--4.7%
Constellation Brands, Cl. A	25,000 a,b	1,162,750
UST	23,000 b	1,106,530
		2,269,280
Energy--9.1%
BJ Services	19,000	884,260
Burlington Resources	30,000	1,305,000
ENSCO International	39,000	1,237,860
Williams Cos.	60,000	977,400
		4,404,520
Finance--12.5%
Affiliated Managers Group	20,250 a	1,371,735
Ambac Financial Group	15,000	1,231,950
E*TRADE Financial	88,000 a	1,315,600
Eaton Vance	25,000	1,303,750
Lehman Brothers Holdings	10,000	874,800
		6,097,835
Health Care--13.7%
Celgene	32,000 a	848,960
Coventry Health Care	16,000 a	849,280
Cytyc	35,000 a	964,950
DENTSPLY International	15,000	843,000
Gilead Sciences	26,000 a	909,740
Kinetic Concepts	10,000 a	763,000
Millennium Pharmaceuticals	51,000 a	618,120
Varian Medical Systems	20,000 a	864,800
		6,661,850
Industrials--11.3%
American Standard Cos.	20,000 a	826,400
C.H. Robinson Worldwide	23,500	1,304,720
Manitowoc	30,000	1,129,500
Watts Water Technologies	40,000	1,289,600
W.W. Grainger	14,000	932,680
		5,482,900

Information Technology--9.4%
Adobe Systems	23,000		1,443,020
Altera	45,700	a	945,990
Amdocs	39,000	a	1,023,750
Mcafee	40,000	a	1,157,200
			4,569,960
Materials--7.0%
Aluminum Corporation of China, ADR	17,000		995,350
FMC	20,000	a	966,000
Nucor	28,000		1,465,520
			3,426,870
Technology--2.3%
Affiliated Computer Services, Cl. A	19,000	a,b	1,143,610
Telecommunication Services--4.4%
CenturyTel	20,000		709,400
Nextel Partners, Cl. A	74,000	a,b	1,445,960
			2,155,360
Utilities--2.9%
AES	104,000	a	1,421,680

Total Common Stocks
(cost $35,628,570)			47,676,745

	Principal
Other Investments--2.3%	Amount($)		Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $1,106,000)	1,106,000	c	1,106,000

Investment of Cash Collateral for Securities Loaned--2.8%
Registered Investment Company;	Shares		Value($)
Dreyfus Institutional Cash Advantage Plus Fund
(cost $1,369,780)	1,369,780	c	1,369,780

Total Investments (cost $38,104,350)	103.1%		50,152,525

Liabilities, Less Cash and Receivables	(3.1%)		(1,513,870)

Net Assets	100.0%		48,638,655

ADR - American Depository Receipt.
a Non-income producing.
b All or a portion of these securities are on loan. At December 31 2004, the total market value of the fund's securities on loan is $1,329,202 and the total market value of the collateral held by the fund is $1,369,780.
c. Investment in affiliated money market mutual funds.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier S&P Stars
Fund
Statement of Investments
December 31, 2004 (Unaudited)

Common Stocks--100.3%	Shares		Value($)

Consumer Discretionary--14.1%
Best Buy	470,000	a	27,927,400
Denny's	2,540,600	a,b	11,445,403
Home Depot	710,000		30,345,400
Liberty Media, Cl. A	2,700,000	a	29,646,000
Neiman Marcus Group, Cl. A	410,000		29,331,400
Time Warner	1,540,000	a	29,937,600
Wendy's International	790,000		31,015,400
			189,648,603
Consumer Staples--4.5%
Constellation Brands, Cl. A	710,000	a,b	33,022,100
Procter & Gamble	490,000		26,989,200
			60,011,300
Energy--10.9%
Apache	580,000	a	29,330,600
Devon Energy	710,000		27,633,200
Diamond Offshore Drilling	710,000	b	28,435,500
Exxon Mobil	640,000		32,806,400
Noble Energy	470,000		28,980,200
			147,185,900
Financial--15.0%
Affiliated Managers Group	350,000	a	23,709,000
Allstate	580,000		29,997,600
Ambac Financial Group	330,000		27,102,900
Bank of America	640,000		30,073,600
Citigroup	580,000		27,944,400
Lehman Brothers Holdings	340,000		29,743,200
MBNA	1,210,000		34,109,900
			202,680,600
Health Care--14.7%
Amgen	450,000	a	28,867,500
Boston Scientific	880,000	a	31,284,000
ICOS	870,000	a,b	24,603,600
Intuitive Surgical	650,000	a	26,013,000
Invitrogen	470,000	a	31,551,100
Johnson & Johnson	430,000		27,270,600
Pacificare Health System	510,000	a	28,825,200
			198,415,000
Industrials--6.1%
Burlington Northern Santa Fe	610,000		28,859,100
Ingersoll-Rand, Cl. A	450,000		36,135,000
Manitowoc	440,000		16,566,000
			81,560,100

Information Technology--21.4%
Affiliated Computer Services, Cl. A	430,000	a	25,881,700
Bankrate	1,010,000	a,c	13,988,500
CNET Networks	4,300,000	a	48,289,000
EMC	2,060,000	a	30,632,200
Fiserv	750,000	a	30,142,500
Maxim Integrated Products	660,000		27,977,400
Motorola	1,640,000		28,208,000
QUALCOMM	680,000		28,832,000
Sanmina--SCI	3,220,000	a	27,273,400
Xilinx	930,000		27,574,500
			288,799,200
Materials--4.6%
Cytec Industries	570,000		29,309,400
Dow Chemical	670,000		33,171,700
			62,481,100
Telecommunication Services--4.3%
Nextel Communications, Cl. A	900,000	a	27,000,000
Nextel Partners, Cl. A	1,590,000	a,b	31,068,600
			58,068,600
Utilities--4.7%
AES	3,030,000	a	41,420,100
TXU	350,000	b	22,596,000
			64,016,100
Total Common Stocks
(cost $1,083,398,888)			1,352,866,503

	Principal
Investment of Cash Collateral for Securities
Loaned--1.2%	Amount($)		Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $15,501,900)	15,501,900	d	15,501,900

Total Investments (cost $1,098,900,788)	101.5%		1,368,368,403

Liabilities, Less Cash and Receivables	(1.5%)		(19,603,008)

Net Assets	100.0%		1,348,765,395

a Non-income producing.
b All or a portion of these securities are on loan. At December 31, 2004, the total market value of the fund's securities on loan is $14,955,049 and the total market value of the collateral held by the fund is
$15,501,900.
c Investment in non-controlled affiliates (cost $12,561,554)
d. Investment in affiliated money market mutual funds.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange
Commission on Form N-CSR.

Dreyfus Premier Intrinsic Value

STATEMENT OF INVESTMENTS
December 31, 2004 (Unaudited)

Common Stocks--98.4%	Shares		Value ($)

Consumer Discretionary--21.0%
Clear Channel Communications	100,000		3,349,000
Comcast, Cl. A	129,900	a	4,323,072
Fox Entertainment Group, Cl. A	77,000	a	2,407,020
Home Depot	141,600		6,051,984
IAC/InterActiveCorp	100,300	a	2,770,286
Interpublic Group of Companies	177,800	a	2,382,520
Knight-Ridder	7,900		528,826
Liberty Media, Cl. A	659,943	a	7,246,174
McDonald's	7,600		243,656
TJX Cos.	237,300		5,963,349
Time Warner	190,800	a	3,709,152
Viacom, Cl. B	131,000		4,767,090
WPP Group, ADR	69,000	b	3,770,850
			47,512,979

Consumer Staples--3.8%
Altria Group	91,300		5,578,430
Coca-Cola	55,300		2,302,139
General Mills	14,000		695,940
			8,576,509

Energy--7.7%
Apache	12,934		654,073
ChevronTexaco	72,612		3,812,856
ConocoPhillips	44,400		3,855,252
Exxon Mobil	176,100		9,026,886
			17,349,067

Financials--24.6%
AFLAC	27,800		1,107,552
American Express	97,400		5,490,438
American International Group	149,400		9,811,098
Comerica	15,600		951,912
Countrywide Financial	50,000		1,850,500
JPMorgan Chase & Co.	143,900		5,613,539
MBIA	18,000		1,139,040
Marsh & McLennan Cos.	111,700		3,674,930
Merrill Lynch & Co.	60,000		3,586,200
Morgan Stanley	87,900		4,880,208
St. Paul Travelers Cos.	121,473		4,503,004
Torchmark	19,600		1,119,944
U.S. Bancorp	165,700		5,189,724
Washington Mutual	27,000		1,141,560
Wells Fargo & Co.	90,200		5,605,930
			55,665,579

Financial Services--8.8%
Bank Of America	187,892		8,829,045
Citigroup	228,433		11,005,902
			19,834,947

Health Care--6.6%
HCA	113,000		4,515,480
Johnson & Johnson	90,700		5,752,194
Pfizer	172,200		4,630,458
			14,898,132

Industrials--12.1%
Dover		5,500		230,670
Dun & Bradstreet		18,500	a	1,103,525
General Dynamics		15,400		1,610,840
General Electric		253,400		9,249,100
H & R Block		118,500		5,806,500
Pitney Bowes		38,600		1,786,408
Tyco International		63,800		2,280,212
United Technologies		50,000		5,167,500
				27,234,755

Information Technology--9.7%
Electronic Data Systems		196,600		4,541,460
First Data		80,300		3,415,962
Hewlett-Packard		231,800		4,860,846
Intel		96,400		2,254,796
International Business Machines		23,100		2,277,198
Microsoft		173,800		4,642,198
				21,992,460

Material--1.5%
International Paper		81,700		3,431,400
				3,431,400
Telecommunication Services--2.6%
BellSouth		133,000		3,696,070
Sprint		34,300	b	852,355
Verizon Communications		30,500	b	1,235,555
				5,783,980

Total Common Stocks
	(cost $187,261,404)			222,279,808

		Principal
Other Investments--1.7%		Amount ($)		Value ($)

Dreyfus Institutional Preferred
Plus Money Market Fund
2.1%, 1/03/2005
(cost $3,838,000)		3,838,000	c	3,838,000

Investment of Cash Collateral
	for Securities Loaned--1.9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus
Money Market Fund
(cost $4,247,000)		4,247,000	c	4,247,000

Total Investments (cost $195,346,404)		102.0%		230,364,808

Liabilities, Less Cash and Receivables		(2.0%)		(4,584,304)

Net Assets		100.0%		225,780,504

a	Non-income producing.
b	All or a portion of these securities are on loan. At December 31, 2004, the total market value of the portfolio's
	securities on loan is $4,072,322 and the total market value of the collateral held by the portfolio is $4,247,000.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Manager Funds I
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 18, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 18, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)